Troubled Debt Restructures	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Troubled Debt Restructures

Note 5 – Troubled Debt Restructures

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification involves providing a concession to the existing loan contract. The Company offers various types of concessions when modifying loans to troubled borrowers, however, forgiveness of principal is rarely granted. Concessions offered are term extensions, capitalizing accrued interest, reducing interest rates to below current market rates or a combination of any of these. Combinations from time to time may include allowing a customer to be placed on interest-only payments. The presentations below in the “other” category are TDR’s with a combination of concessions. At the time of a TDR, additional collateral or a guarantor may be requested.

Loans modified as TDRs are typically already on nonaccrual status and in some cases, partial chargeoffs may have already been taken against the outstanding loan balance. The Company classifies TDR loans as impaired loans and evaluates the need for an allowance for loan loss on a loan-by-loan basis. An allowance is based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the estimated fair value of the underlying collateral less any selling costs, if the loan is deemed to be collateral dependent.

For the twelve months ended December 31, 2017, 2016 and 2015, the following table presents a breakdown of the types of concessions made by loan class:

Year Ended December 31, 2017
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	1	$12	$10
Real estate - commercial	2	178	173
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	6	708	675
Home equity	—	—	—
Consumer loans	1	9	5
Other loans	—	—	—
	10	$907	$863
Total	10	$907	$863

Note 5 – Troubled Debt Restructures (Continued)

Year Ended December 31, 2016
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	4	482	328
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	4	$482	$328
Total	4	$482	$328

Year Ended December 31, 2015
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	2	$46	$44
Real estate - commercial	—	—	—
Other real estate construction	1	55	55
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	6	530	521
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	1	53	53
	10	$684	$673
Total	10	$684	$673

Note 5 – Troubled Debt Restructures (Continued)

During the twelve months ended December 31, 2017 there was one TDR for which there was a payment default. There was one payment default in 2016 and no payment defaults on TDRs in and 2015. The outstanding balance of TDRs at December 31, 2017 is $4.6 million with $4.5 million still accruing compared to an outstanding balance at December 31, 2016 of $4.8 million with $4.6 million still accruing.

A default on a troubled debt restructure is defined as being past due 90 days or being out of compliance with the modification agreement. As previously mentioned, the Company considers TDRs to be impaired loans and has $171,000 in the allowance for loan loss as of December 31, 2017, as a direct result of these TDRs. At December 31, 2016 and 2015 there was $98,000 and $177,000 in the allowance for loan loss related to TDRs, respectively.

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2017, 2016 and 2015:

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2017
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	6	217	10	863	—	—	1	15
Total	6	$217	10	$863	—	$—	1	$15

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2016
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	6	844	4	482	—	—	4	419
Total	6	$844	4	$482	—	$—	4	$419

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2015
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	—	—	10	684	—	—	—	—
Total	—	$—	10	$684	—	$—	—	$—